Net Earnings(Loss) per Share - Basic and diluted loss per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income/(loss)		¥ (66,107)	$ (9,584)	¥ (37,636)	¥ 4,877
Net loss attributable to non-controlling interests | ¥		553		29,265	930
Net earnings/(loss) attributable to So-Young International Inc. | ¥		¥ (65,554)		¥ (8,371)	¥ 5,807
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of ordinary shares outstanding, basic | shares	[1]	82,665,269	82,665,269	81,680,504	81,534,991
Weighted average number of ordinary shares outstanding, diluted | shares	[1]	82,665,269	82,665,269	81,680,504	83,781,406
Common Stock
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net (loss)/earnings per share, basic | (per share)		¥ (0.79)	$ (0.11)	¥ (0.10)	¥ 0.07
Net (loss)/earnings per share, diluted | (per share)		(0.79)	(0.11)	(0.10)	0.07
ADS
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net (loss)/earnings per share, basic | (per share)		(0.61)	(0.09)	(0.08)	0.05
Net (loss)/earnings per share, diluted | (per share)		¥ (0.61)	$ (0.09)	¥ (0.08)	¥ 0.05

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.